UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period:  September 30, 2014

Item 1. Reports to Stockholders.

Annual	SHENKMAN SHORT DURATION
Report	HIGH INCOME FUND
September 30, 2014

A Series of Advisors Series Trust (the “Trust”)

	Class A	Class C	Class F	Institutional Class
	(SCFAX)	(SCFCX)	(SCFFX)	(SCFIX)

c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701 1-855-SHENKMAN (1-855-743-6562)

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER
September 30, 2014

Dear Shareholder,

The high yield bond market rallied during fiscal year ended September 30, 2014, but the drivers of demand varied with volatility and spates of weakness surfacing in the final three months of the period.  For most of the period, investors overlooked tensions outside the US and instead focused on optimistic readings in the labor market, rising consumer confidence, expanding industrial production, and the Federal Reserve Board’s commitment to accommodative monetary policy.  However, investor sentiment shifted from complacency to concern in the third quarter as investors were shaken by a whole host of issues including volatile equity markets, geopolitical tensions and global growth concerns.  Despite the tail end volatility, the broad market high yield bonds performed well in fiscal 2014, with the BofA Merrill Lynch U.S. High Yield Index (H0A0) returning 7.23%.  Within the short duration segment of the market, high yield corporate securities, represented by both the BofA Merrill Lynch 0-3 Year Duration-to-Worst U.S. High Yield Constrained Index (HUCS), and the BofA Merrill Lynch 0-2 Year Duration BB-B U.S. High Yield Constrained Index (H42C), returned 4.16% and 3.65%, respectively, while short duration U.S. Treasuries, represented by the BofA Merrill Lynch 0-3 Year U.S. Treasury Index (G1QA), the other Fund’s benchmark, returned 0.39%.  Keeping with the theme seen through much of 2013, the fiscal year witnessed an outperformance of higher risk CCC-rated securities relative to B and BB-rated bonds, however, the disparity of returns by quality was generally lower.  Despite the full period results, this trend reversed during the quarter ended September as CCC-rated securities underperformed.

Fund Performance

The Shenkman Short Duration High Income Fund (the “Fund”) continued to seek a high level of current income by focusing on investments within the non-investment grade universe believed to be high quality, yet short duration.  The Fund’s Institutional Class (SCFIX) returned 3.21% from 9/30/13 through 9/30/14, and ended the period with a duration-to-worst (“DTW”) of 1.24 years. The Fund’s Class A shares returned -0.14% (with maximum sales load imposed on purchases of 3.00%) and 2.92% (without sales load) and the Class F shares returned 3.22%.  The Class C shares, since inception on 1/28/14, returned -0.60% (with maximum deferred sales load of 1.00%) and 0.38% (without sales load).

The Fund’s sector positioning is largely a function of its focus on bottom-up, individual security selection and fundamental analysis as opposed to top-down, sector driven allocations.  That said, the Fund’s positive selection in the Utilities: Gas and Telecommunication sectors contributed to relative performance for the period.  However, the Fund’s underweight exposure and  negative selection in the Utilities: Electric sector and negative selection in the

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
September 30, 2014

General Industrial/Manufacturing sector detracted from relative performance for the period.  The Fund’s out-of-index exposure to bank loans, which ended the period at 13.79%, was also a modest contributor to performance as bank loan returns slightly outpaced short duration.  Volatility and weakness experienced towards the end of the fiscal period contributed to yields rising to their highest levels of the period.  As of September 30, 2014, the Fund’s average price was $104.11 with a current yield of 6.10% and yield-to-worst of 4.85%.  As diversification remains a key factor in helping to mitigate risk, the portfolio was well-diversified, with investments in 164 issuers across 32 industries as of September 30, 2014.

Market Commentary – Last 12 Months

Although 10-year Treasury yields rose considerably to start the period in the fourth quarter of 2013 to their highest level since July 2011, high yield ended 2013 on a strong note.  High yield was able to more successfully absorb the rise in Treasury yields which caused sharply lower returns in “safe haven” investment-grade bonds and negative returns in 5- and 10-year Treasuries.  Upbeat economic data late in the quarter, including better-than-expected gross domestic product (“GDP”), a strongly expansionary ISM Manufacturing Index reading, improving construction spending, recovering consumer confidence, and robust auto sales, gave the U.S. Federal Reserve Board clearance to begin the long-awaited taper of its asset purchase program.  With equity markets responding positively, investors felt more comfort that the economic recovery has finally taken hold.  High yield credit advanced again in the in the first-half of 2014 as a result of a persistently low and stable interest rate environment, subdued market volatility, resilient equity markets, and a continuation of global central banks’ unprecedented and accommodative monetary policy.  However, the third quarter took investors on a rollercoaster ride, ultimately posting a decline of 1.92% for the quarter, according to the BofA Merrill Lynch U.S. High Yield Index.  The drop marked the index’s first quarterly loss since 2013’s second quarter “taper tantrum” driven sell-off.  High yield began the quarter by weakening in July, driven by a chorus of negative news articles on high yield, geopolitical events in Russia and Israel, and Federal Reserve Board Chair Janet Yellen’s “stretched valuation” comments about loans and bonds.  August saw a sharp rebound as U.S. economic results improved, geopolitical concerns slowly subsided, equity markets approached all-time highs, and outflows from mutual funds reversed and turned positive.  Finally, in September, high yield succumbed to a heavy new issue calendar, mounting interest rate concerns, volatile equity markets, and Bill Gross’s abrupt and unexpected resignation from PIMCO.  For the year-to-date September period, the BofA Merrill Lynch U.S. High Yield Index posted a return of 3.61% as strong performance in the first half was disrupted with the third quarter’s weakness.  High yield

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
September 30, 2014

outpaced leveraged loans (S&P LSTA U.S. B- Ratings and Above Loan Index) which returned 1.68% for the period, but trailed behind equities and broader fixed income including 10-Year Treasuries, high grade bonds, and emerging markets.  The longer duration (DTW >6) segment of the market posted the strongest returns as the Treasuries rallied while triple-C’s lagged as the third quarter’s weakness was more pronounced in the lower quality segments.  Loan performance continued to be tempered by retail fund outflows.

According to JP Morgan, fund flows reversed significantly during the third quarter as high yield mutual fund reported $18.2 billion of outflows, bringing the year-to-date outflows to a record $13.4 billion.  September brought the heaviest month of high yield primary issuance of 2014 at $43.8 billion which did pressure the secondary markets and contribute the month’s weakness.  However, year-to-date bond issuance of $286 billion is slightly behind record-setting pace of $314 billion for year-to-date 2013.  Although refinancing continued to account for a majority of new issuance year-to-date representing 55.1%, mergers and acquisitions picked up in the third quarter accounting for nearly 30% of issuance in the quarter and 23% year-to-date.  The leveraged credit default rate (as calculated by JP Morgan) decreased to 2.51% in September from 2.63% in August, and excluding Energy Future Holdings, it decreased to 0.68% from 0.78% and continued to remain well below historical averages.

Outlook

With the 10-year Treasury seemingly anchored at around 2.5%, Federal Reserve Board Chair Yellen’s dovish tone indicating that the Federal Reserve Board is unlikely to raise rates in the near term, and full-year 2014 GDP growth expectations in the low two percent range, the overall macroeconomic backdrop seems to be an ideal environment for high yield.  Moreover, credit fundamentals generally remain in excellent shape, default rate expectations are benign, and corporate earnings have been generally positive.  Given that the broader market yield-to-worst is now wider than at year-end 2013 and growth expectations have improved, the recent technical market weakness may signal a temporary floor and could represent an attractive entry point for long-term, strategically-oriented investors in high yield and short duration.

Thank you again for your continued support and trust in our strategy.  We look forward to growing with you.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
September 30, 2014

Mutual fund investing involves risk. Principal loss is possible. There can be no assurance that the Fund will achieve its stated objective. In addition to the normal risks associated with investing, bonds and bank loans, and the funds that invest in them are subject to interest rate risk and can be expected to decline in value as interest rates rise. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not be closed when most advantageous. Leverage may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the fund to be more volatile than if leverage was not used.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

The BofA Merrill Lynch U.S. High Yield Index (H0A0) has an inception date of August 31, 1986 and tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.  The BofA Merrill Lynch High Yield Indices are unmanaged, not available for direct investment, and do not reflect deductions for fees or expenses.

The BofA Merrill Lynch BB US High Yield Index (H0A1), the BofA Merrill Lynch Single-B US High Yield Index (H0A2) and the BofA Merrill Lynch CCC & Lower US High Yield Index (H0A3) are a subset of the BofA Merrill Lynch U.S. High Yield Index (H0A0) and represent a specific area of the index.

The BofA Merrill Lynch 0-2 Year Duration BB-B U.S. High Yield Constrained Index (H42C) consists of all securities in the BofA Merrill Lynch BB-B U.S. High Yield Index (HUC4) that have a duration-to-worst of 2 years or less.  The HUC4 index is a subset of the BofA Merrill Lynch U.S. High Yield Index (H0A0) that includes all securities in the H0A0 rated BB1 through B3, inclusive. The HUC4 index is unmanaged, not available for direct investment and does not reflect deductions for fees or expenses.

The BofA Merrill Lynch 0-3 Year Duration-to-Worst U.S. High Yield Constrained Index (HUCS) tracks the performance of short-term US dollar denominated below investment grade corporate debt publicly issued in the US domestic market that has a duration-to worst less than three years and a remaining to final maturity of at least one month and does not reflect deductions for fees or expenses.

Effective September 30, 2014, the BofA Merrill Lynch 0-2 Year Duration BB-B U.S. High Yield Constrained Index has replaced the BofA Merrill Lynch

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
September 30, 2014

0-3 Year Duration-to-Worst U.S. High Yield Constrained Index as a more appropriate comparative index for the Fund.

The BofA Merrill Lynch 0-3 Year US Treasury Index (G1QA) tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market with maturities less than three years.

The S&P/LSTA U.S. B- Rating & Above Loan Index tracks the current outstanding balance and spread over LIBOR for fully funded institutional term loans that are rated B- or above and syndicated to U.S. loan investors.  The S&P/LSTA U.S. B- Rating & Above Loan Index is unmanaged, not available for direct investment and does not reflect deductions for fees or expenses.

The ISM Manufacturing Index is an index based on surveys of more than 300 manufacturing firms by the Institute of Supply Management. The ISM Manufacturing Index monitors employment, production inventories, new orders and supplier deliveries. A composite diffusion index is created that monitors conditions in national manufacturing based on the data from these surveys.

You cannot invest directly in an index.

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years.

Duration-to-worst is the duration of a bond computed using either the final maturity date, or a call date within the bond’s call schedule, whichever would result in the lowest yield to the investor.

Yield-to-worst is the lowest potential yield that can be received on a bond without the issuer actually defaulting.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.

The Shenkman Short Duration High Income Fund is distributed by Quasar Distributors, LLC.

SHENKMAN SHORT DURATION HIGH INCOME FUND

CHANGE IN VALUE OF $10,000 INVESTMENT

Total Return Period ended September 30, 2014

		Since Inception
	One Year	(10/31/2012)
Shenkman Short Duration High
Income Fund – Class A (No Load)	2.92%	3.51%
Shenkman Short Duration High
Income Fund – Class A (Load)	-0.14%	1.87%
BofA Merrill Lynch 0-3 Year
US Treasury Index	0.39%	0.39%
BofA Merrill Lynch 0-3 Year Duration-to-Worst
U.S. High Yield Constrained Index	4.16%	5.29%
BofA Merrill Lynch 0-2 Year Duration BB-B
U.S. High Yield Constrained Index	3.65%	4.36%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-855-743-6562.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Class A Shares on October 31, 2012, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of such waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The BofA Merrill Lynch 0-3 Year US Treasury Index (G1QA) tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market with maturities less than three years.

SHENKMAN SHORT DURATION HIGH INCOME FUND

CHANGE IN VALUE OF $10,000 INVESTMENT – Continued

The BofA Merrill Lynch 0-3 Year Duration-to-Worst U.S. High Yield Constrained Index (HUCS) tracks the performance of short-term US dollar denominated below investment grade corporate debt publicly issued in the US domestic market that has a duration-to worst less than three years and a remaining to final maturity of at least one month and does not reflect deductions for fees or expenses.

The BofAML 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C) consists of all securities in the BofA Merrill Lynch BB-B U.S. High Yield Index (HUC4) that have a duration-to-worst of 2 years or less. The HUC4 index is a subset of the BofA Merrill Lynch U.S. High Yield Index (H0A0) that includes all securities in the H0A0 rated BB1 through B3, inclusive.  The HUC4 index is unmanaged, not available for direct investment and does not reflect deductions for fees or expenses.

SHENKMAN SHORT DURATION HIGH INCOME FUND

CHANGE IN VALUE OF $10,000 INVESTMENT

Total Return Period ended September 30, 2014

Since Inception
(1/28/2014)
Shenkman Short Duration High
Income Fund – Class C (No Load)	0.38%
Shenkman Short Duration High
Income Fund – Class C (Load)	-0.60%
BofA Merrill Lynch 0-3 Year US Treasury Index	0.27%
BofA Merrill Lynch 0-3 Year Duration-to-Worst
U.S. High Yield Constrained Index	1.16%
BofA Merrill Lynch 0-2 Year Duration BB-B
U.S. High Yield Constrained Index	1.39%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-855-743-6562.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Class C Shares on January 28, 2014, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of such waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The BofA Merrill Lynch 0-3 Year US Treasury Index (G1QA) tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market with maturities less than three years.

SHENKMAN SHORT DURATION HIGH INCOME FUND

CHANGE IN VALUE OF $10,000 INVESTMENT – Continued

The BofA Merrill Lynch 0-3 Year Duration-to-Worst U.S. High Yield Constrained Index (HUCS) tracks the performance of short-term US dollar denominated below investment grade corporate debt publicly issued in the US domestic market that has a duration-to worst less than three years and a remaining to final maturity of at least one month and does not reflect deductions for fees or expenses.

The BofAML 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C) consists of all securities in the BofA Merrill Lynch BB-B U.S. High Yield Index (HUC4) that have a duration-to-worst of 2 years or less. The HUC4 index is a subset of the BofA Merrill Lynch U.S. High Yield Index (H0A0) that includes all securities in the H0A0 rated BB1 through B3, inclusive.  The HUC4 index is unmanaged, not available for direct investment and does not reflect deductions for fees or expenses.

SHENKMAN SHORT DURATION HIGH INCOME FUND

CHANGE IN VALUE OF $10,000 INVESTMENT

Total Return Period ended September 30, 2014

		Since Inception
	One Year	(5/17/2013)
Shenkman Short Duration High
Income Fund – Class F (No Load)	3.22%	2.91%
BofA Merrill Lynch 0-3 Year
US Treasury Index	0.39%	0.37%
BofA Merrill Lynch 0-3 Year Duration-to-Worst
U.S. High Yield Constrained Index	4.16%	3.27%
BofA Merrill Lynch 0-2 Year Duration BB-B
U.S. High Yield Constrained Index	3.65%	3.12%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-855-743-6562.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Class F Shares on May 17, 2013, the Class’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of such waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The BofA Merrill Lynch 0-3 Year US Treasury Index (G1QA) tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market with maturities less than three years.

SHENKMAN SHORT DURATION HIGH INCOME FUND

CHANGE IN VALUE OF $10,000 INVESTMENT – Continued

The BofA Merrill Lynch 0-3 Year Duration-to-Worst U.S. High Yield Constrained Index (HUCS) tracks the performance of short-term US dollar denominated below investment grade corporate debt publicly issued in the US domestic market that has a duration-to worst less than three years and a remaining to final maturity of at least one month and does not reflect deductions for fees or expenses.

The BofAML 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C) consists of all securities in the BofA Merrill Lynch BB-B U.S. High Yield Index (HUC4) that have a duration-to-worst of 2 years or less. The HUC4 index is a subset of the BofA Merrill Lynch U.S. High Yield Index (H0A0) that includes all securities in the H0A0 rated BB1 through B3, inclusive.  The HUC4 index is unmanaged, not available for direct investment and does not reflect deductions for fees or expenses.

SHENKMAN SHORT DURATION HIGH INCOME FUND

CHANGE IN VALUE OF $1,000,000 INVESTMENT

Total Return Period ended September 30, 2014

		Since Inception
	One Year	(10/31/2012)
Shenkman Short Duration High
Income Fund – Institutional Class (No Load)	3.21%	3.83%
BofA Merrill Lynch 0-3 Year Duration-to-Worst
U.S. High Yield Constrained Index	4.16%	5.29%
BofA Merrill Lynch 0-3 Year
US Treasury Index	0.39%	0.39%
BofA Merrill Lynch 0-2 Year Duration BB-B
U.S. High Yield Constrained Index	3.65%	4.36%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-855-743-6562.

This chart illustrates the performance of a hypothetical $1,000,000 investment made in the Institutional Class Shares on October 31, 2013, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of such waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The BofA Merrill Lynch 0-3 Year US Treasury Index (G1QA) tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market with maturities less than three years.

SHENKMAN SHORT DURATION HIGH INCOME FUND

CHANGE IN VALUE OF $10,000 INVESTMENT – Continued

The BofA Merrill Lynch 0-3 Year Duration-to-Worst U.S. High Yield Constrained Index (HUCS) tracks the performance of short-term US dollar denominated below investment grade corporate debt publicly issued in the US domestic market that has a duration-to worst less than three years and a remaining to final maturity of at least one month and does not reflect deductions for fees or expenses.

The BofAML 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C) consists of all securities in the BofA Merrill Lynch BB-B U.S. High Yield Index (HUC4) that have a duration-to-worst of 2 years or less. The HUC4 index is a subset of the BofA Merrill Lynch U.S. High Yield Index (H0A0) that includes all securities in the H0A0 rated BB1 through B3, inclusive.  The HUC4 index is unmanaged, not available for direct investment and does not reflect deductions for fees or expenses.

SHENKMAN SHORT DURATION HIGH INCOME FUND

EXPENSE EXAMPLE
September 30, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads), if applicable; redemption fees, if applicable; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested in the Class A, Class C, Class F, and Institutional Shares at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is

SHENKMAN SHORT DURATION HIGH INCOME FUND

EXPENSE EXAMPLE – Continued
September 30, 2014 (Unaudited)

useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
Actual
Class A	$1,000.00	$ 999.80	$5.01
Class C	$1,000.00	$ 997.30	$8.76
Class F	$1,000.00	$1,001.50	$3.76
Institutional Class	$1,000.00	$1,000.90	$3.26
Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,020.05	$5.06
Class C	$1,000.00	$1,016.29	$8.85
Class F	$1,000.00	$1,021.31	$3.80
Institutional Class	$1,000.00	$1,021.81	$3.29

(1)
Class A, Class C, Class F, and Institutional Class expenses are equal to the fund shares’ annualized expense ratio of 1.00%, 1.75%, 0.75% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period of operation).  The Fund’s ending account values in the table are based on its six-month total return of (0.02%) for Class A, (0.27%) for Class C, 0.15% for Class F, and 0.09% for the Institutional Class as of March 31, 2014.

SHENKMAN SHORT DURATION HIGH INCOME FUND

PORTFOLIO ALLOCATION
September 30, 2014 (Unaudited)

TOP TEN HOLDINGS	% Net Assets
Paetec Holding Corp., 9.875%, 12/01/2018	1.28%
Biomet, Inc., 6.50%, 10/01/2020	1.19%
Hd Supply, Inc., 8.125%, 04/15/2019	1.18%
Ineos Finance PLC, 8.375%, 02/15/2019	1.04%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 06/15/2019	1.03%
Telesat Canada/Telesat LLC, 6.00%, 05/15/2017	0.99%
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.00%, 01/15/2019	0.97%
AmeriGas Partners LP/AmeriGas Finance Corp.,
6.25%, 08/20/2019	0.96%
Kodiak Oil & Gas Corp., 8.125%, 12/01/2019	0.96%
The Goodyear Tire & Rubber Co., 8.25%, 08/15/2020	0.95%

The portfolio’s holdings and allocations are subject to change. The perecentages are of total net assets and as of September 30, 2014.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS
September 30, 2014

	Principal	Fair
	Amount	Value

BANK LOANS – 13.69%

Aerospace & Defense – 0.61%
Sequa Corp., 5.25%, 06/19/2017 (a)	$397,489	$379,852

Automotive – 1.13%
American Tire Distributors, Inc.,
5.75%, 06/01/2018 (a)	149,321	149,509
NN, Inc., 6.00%, 08/27/2021 (a)	500,000	501,565
The Goodyear Tire & Rubber Co.,
4.75%, 04/30/2019 (a)	50,000	49,992
		701,066

Chemicals – 1.29%
Orion Engineered Carbons,
5.00%, 07/23/2021 (a)	500,000	503,125
Polymer Group, Inc., 5.25%, 12/19/2019 (a)	148,875	148,782
Ravago Holdings America, Inc.,
5.50%, 12/19/2020 (a)	149,250	149,810
		801,717

Finance – Services – 1.03%
RCS Capital Corp., 6.50%, 04/29/2019 (a)	296,250	298,842
Virtu Financial, 5.75%, 11/08/2019 (a)	198,500	198,500
Walter Investment Management Corp.,
4.75%, 12/18/2020 (a)	148,875	142,874
		640,216

Gaming – 0.74%
Amaya B.V., 5.00%, 08/02/2021 (a)	250,000	247,188
Station Casinos LLC, 4.25%, 03/02/2020 (a)	214,788	211,880
		459,068

General Industrial Manufacturing – 0.79%
Gardner Denver, Inc., 4.25%, 07/30/2020 (a)	198,000	194,427
WTG Holdings III Corp., 4.75%, 01/15/2021 (a)	297,750	294,773
		489,200

Healthcare – 0.24%
United Surgical Partners International, Inc.,
4.75%, 04/03/2019 (a)	147,380	147,459

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
September 30, 2014

	Principal	Fair
	Amount	Value

BANK LOANS – 13.69% – Continued

Leisure & Entertainment – 0.80%
Formula One Group,
4.75%, 07/30/2021 (a)	$500,000	$494,688

Media – Cable – 0.40%
WideOpenWest Finance LLC,
4.75%, 04/01/2019 (a)	246,867	246,455

Media Diversified & Services – 0.88%
IMG Worldwide, Inc., 5.25%, 05/06/2021 (a)	548,625	541,767

Metals & Mining Excluding Steel – 0.32%
Murray Energy Corp., 5.25%, 12/05/2019 (a)	199,000	198,969

Non-Food & Drug Retailers – 1.19%
Burlington Coat Factory Warehouse Corp.,
4.25%, 08/13/2021 (a)	500,000	495,520
Neiman Marcus LLC, 4.25%, 10/23/2020 (a)	248,128	244,251
		739,771

Packaging – 1.36%
Exopack Holding Corp.,
5.25%, 05/08/2019 (a)	99,250	99,870
Husky Injection Moldings Systems Ltd.,
4.25%, 06/30/2021 (a)	398,479	393,375
Mauser Group, 4.50%, 07/31/2021 (a)	350,000	348,906
		842,151

Printing & Publishing – 0.46%
Cengage Learning Acquisitions, Inc.,
7.00%, 03/31/2020 (a)	199,000	199,249
Mcgraw-Hill Global Education Holdings LLC,
5.75%, 03/22/2019 (a)	84,292	84,608
		283,857

Restaurants – 0.80%
Burger King Corp., 4.50%, 09/24/2021 (a)	500,000	497,290

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
September 30, 2014

	Principal	Fair
	Amount	Value

BANK LOANS – 13.69% – Continued

Support – Services – 0.48%
Interactive Data Corp.,
4.75%, 05/03/2021 (a)	$149,625	$149,181
Moneygram International LLC,
4.25%, 03/27/2020 (a)	147,750	145,395
		294,576

Technology – 0.70%
BMC Software Finance, Inc.,
5.00%, 09/10/2020 (a)	239,444	235,853
Dell, Inc., 4.50%, 04/29/2020 (a)	198,500	197,405
		433,258

Telecommunications – Wireline/Wireless – 0.24%
Lightower Fiber Networks,
4.00%, 04/13/2020 (a)	148,125	145,903

Utilities – Gas – 0.23%
Azure Midstream Co., 6.50%, 11/15/2018 (a)	144,375	143,292
TOTAL BANK LOANS
(Cost $8,484,807)		8,480,555

CORPORATE BONDS – 82.12%

Aerospace & Defense – 1.56%
Bombardier, Inc.
7.50%, 03/15/2018 (c)(d)	450,000	493,875
4.75%, 04/15/2019 (c)(d)	150,000	149,812
Kratos Defense & Security Solutions, Inc.,
7.00%, 05/15/2019 (d)	150,000	149,625
Sequa Corp., 7.00%, 12/15/2017 (d)	200,000	174,500
		967,812

Automotive – 2.81%
Allison Transmission, Inc.,
7.125%, 05/15/2019 (d)	150,000	157,875
Chrysler Group LLC/CG Co-Issuer, Inc.,
8.00%, 06/15/2019	600,000	639,750

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
September 30, 2014

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 82.12% – Continued

Automotive – 2.81% – Continued
General Motors Financial Co, Inc.
2.625%, 07/10/2017	$200,000	$201,041
3.00%, 09/25/2017	150,000	151,687
The Goodyear Tire & Rubber Co.,
8.25%, 08/15/2020	550,000	591,250
		1,741,603

Beverage & Food – 1.05%
Big Heart Pet Brands, 7.625%, 02/15/2019	275,000	273,625
Constellation Brands, Inc.,
7.25%, 05/15/2017	50,000	55,719
Dean Foods Co.
7.00%, 06/01/2016	200,000	214,250
6.90%, 10/15/2017	100,000	107,750
		651,344

Building & Construction – 0.25%
Lennar Corp., 4.75%, 12/15/2017	150,000	155,063

Building Materials – 3.22%
Building Materials Corporation of America,
7.50%, 03/15/2020 (d)	300,000	315,000
Hd Supply, Inc., 8.125%, 04/15/2019	675,000	732,375
Nortek, Inc., 10.00%, 12/01/2018	500,000	528,750
RSI Home Products, Inc.,
6.875%, 03/01/2018 (d)	300,000	314,250
USG Corp., 6.30%, 11/15/2016	100,000	105,875
		1,996,250

Chemicals – 3.53%
Huntsman International LLC,
8.625%, 03/15/2020	500,000	529,375
Ineos Finance PLC,
8.375%, 02/15/2019 (c)(d)	600,000	644,250
Polymer Group, Inc., 7.75%, 02/01/2019	452,000	470,080
PQ Corp., 8.75%, 11/01/2018 (d)	200,000	213,000

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
September 30, 2014

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 82.12% – Continued

Chemicals – 3.53% – Continued
Taminco Global Chemical Corp.,
9.75%, 03/31/2020 (d)	$300,000	$331,875
		2,188,580

Consumer Products – 2.21%
Alphabet Holding Co, Inc.,
7.75%, 11/01/2017	225,000	220,781
Jarden Corp., 7.50%, 05/01/2017	450,000	493,875
NBTY, Inc., 9.00%, 10/01/2018	475,000	496,375
Prestige Brands, Inc., 8.125%, 02/01/2020	150,000	160,500
		1,371,531

Finance – Banking – 0.08%
Ally Financial, Inc., 5.50%, 02/15/2017	50,000	52,125

Finance – Services – 3.12%
AerCap Aviation Solutions,
6.375%, 05/30/2017 (c)	350,000	371,000
CIT Group, Inc., 5.00%, 05/15/2017	525,000	539,437
International Lease Finance Corp.,
5.75%, 05/15/2016	50,000	52,344
Nationstar Mortgage LLC/Nationstar
Capital Corp.
6.50%, 08/01/2018	100,000	100,250
9.625%, 05/01/2019	50,000	54,875
Nuveen Investments, Inc.,
5.50%, 09/15/2015	275,000	284,625
Springleaf Finance Corp.
5.40%, 12/01/2015	100,000	102,500
6.90%, 12/15/2017	400,000	426,000
		1,931,031

Food & Drug Retailers – 0.32%
BI-LO LLC/BI-LO Finance Corp.,
9.25%, 02/15/2019 (d)	200,000	196,500

Forestry & Paper – 0.42%
Cascades, Inc., 7.875%, 01/15/2020 (c)	250,000	261,875

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
September 30, 2014

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 82.12% – Continued

Gaming – 2.11%
GLP Capital LP/GLP Financing II, Inc.,
4.375%, 11/01/2018	$225,000	$229,500
Isle Of Capri Casinos, Inc.,
7.75%, 03/15/2019	200,000	209,500
Peninsula Gaming, LLC,
8.375%, 02/15/2018 (d)	550,000	576,812
Scientific Games Corp.,
8.125%, 09/15/2018	300,000	290,250
		1,306,062

General Industrial Manufacturing – 1.41%
CNH Industrial America, LLC
7.25%, 01/15/2016	250,000	263,125
6.25%, 11/01/2016	525,000	555,188
SPX Corp., 6.875%, 09/01/2017	50,000	54,750
		873,063

Healthcare – 10.61%
Air Medical Group Holdings, Inc.,
9.25%, 11/01/2018	450,000	471,375
Alere, Inc., 7.25%, 07/01/2018	250,000	263,125
Biomet, Inc., 6.50%, 10/01/2020	700,000	736,750
Capsugel S.A., 7.00%, 05/15/2019 (c)(d)	300,000	299,812
CHS/Community Health Systems, Inc.
5.125%, 08/15/2018	150,000	154,500
8.00%, 11/15/2019	400,000	428,080
DaVita HealthCare Partners, Inc.,
6.625%, 11/01/2020	500,000	525,937
Endo Finance LLC/Endo Finco, Inc.,
7.00%, 07/15/2019 (d)	550,000	578,188
Fresenius US Finance II, Inc.,
9.00%, 07/15/2015 (d)	500,000	531,250
HCA Holdings, Inc., 6.50%, 02/15/2016	325,000	340,031
Jaguar Holding Co. I,
9.375%, 10/15/2017 (a)(d)	400,000	405,000
Mallinckrodt International Finance SA,
3.50%, 04/15/2018 (c)	175,000	170,188

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
September 30, 2014

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 82.12% – Continued

Healthcare – 10.61% – Continued
Service Corporation International,
7.00%, 06/15/2017	$400,000	$438,000
Tenet Healthcare Corp.,
5.00%, 03/01/2019 (d)	250,000	247,500
United Surgical Partners International, Inc.,
9.00%, 04/01/2020	200,000	216,500
Universal Health Services, Inc.,
7.125%, 06/30/2016	100,000	109,375
Valeant Pharmaceuticals International, Inc.,
6.75%, 10/01/2017 (d)	150,000	155,280
VPII Escrow Corp., 6.75%,
08/15/2018 (c)(d)	475,000	502,313
		6,573,204

Hotels – 0.59%
Felcor Lodging LP, 6.75%, 06/01/2019	350,000	366,188

Leisure & Entertainment – 0.86%
Royal Caribbean Cruises Ltd.,
7.25%, 06/15/2016 (c)	200,000	217,500
Speedway Motorsports, Inc.,
6.75%, 02/01/2019	300,000	315,000
		532,500

Media – Broadcast – 4.30%
Clear Channel Worldwide Holdings, Inc.,
7.625%, 03/15/2020	175,000	182,438
Cumulus Media Holdings, Inc.,
7.75%, 05/01/2019	300,000	308,625
Entercom Radio LLC, 10.50%, 12/01/2019	350,000	385,000
Gannett Co., Inc., 7.13%, 09/01/2018	300,000	311,625
LIN Television Corp., 8.375%, 04/15/2018	200,000	208,375
Sinclair Television Group, Inc.,
8.375%, 10/15/2018	200,000	208,750
Townsquare Radio LLC/Inc.,
9.00%, 04/01/2019 (d)	450,000	487,125

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
September 30, 2014

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 82.12% – Continued

Media – Broadcast – 4.30% – Continued
Univision Communications Inc.,
6.875%, 05/15/2019 (d)	$550,000	$574,750
		2,666,688

Media – Cable – 3.70%
Cablevision Systems Corp.
8.625%, 09/15/2017	300,000	334,125
7.75%, 04/15/2018	300,000	326,250
CCO Holdings LLC/CCO Holdings
Capital Corp.
7.25%, 10/30/2017	244,000	253,455
7.00%, 01/15/2019	575,000	598,719
DISH DBS Corp., 7.125%, 02/01/2016	300,000	318,750
GCI, Inc., 8.63%, 11/15/2019	325,000	335,969
Videotron, 6.375%, 12/15/2015 (c)	125,000	125,312
		2,292,580

Media Diversified & Services – 0.33%
IAC/InterActiveCorp, 4.875%, 11/30/2018	200,000	203,000

Metals & Mining Excluding Steel – 3.81%
Cloud Peak Energy Resources LLC/
Cloud Peak Energy Finance Corp.
8.50%, 12/15/2019	175,000	182,437
CONSOL Energy, Inc., 8.25%, 04/01/2020	275,000	288,406
FMG Resources
6.00%, 04/01/2017 (c)(d)	300,000	303,188
8.25%, 11/01/2019 (c)(d)	200,000	207,500
Novelis, Inc.
8.375%, 12/15/2017 (c)	200,000	208,250
8.75%, 12/15/2020 (c)	425,000	456,344
Peabody Energy Corp., 7.375%, 11/01/2016	125,000	133,125
Westmoreland Coal Co./Westmoreland
Partners, 10.75%, 02/01/2018	550,000	578,875
		2,358,125

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
September 30, 2014

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 82.12% – Continued

Non-Food & Drug Retailers – 0.49%
Jo-Ann Stores, Inc.,
8.125%, 03/15/2019 (d)	$150,000	$143,250
Petco Animal Supplies, Inc.,
9.25%, 12/01/2018 (d)	150,000	158,250
		301,500

Oil & Gas – 6.10%
CGG Veritas, 7.75%, 05/15/2017 (c)	50,000	50,375
Chesapeake Energy Corp.
6.50%, 08/15/2017	100,000	109,000
3.484%, 04/15/2019 (a)	200,000	201,000
Exterran Holdings, Inc., 7.25%, 12/01/2018	300,000	313,500
Kodiak Oil & Gas Corp.,
8.125%, 12/01/2019 (c)	550,000	592,625
Linn Energy LLC/Linn Energy
Finance Corp., 8.625%, 04/15/2020	500,000	519,375
North Atlantic Drilling Ltd.,
6.25%, 02/01/2019 (c)(d)	200,000	181,000
QEP Resources, Inc., 6.05%, 09/01/2016	150,000	159,000
Seadrill Ltd., 6.125%, 09/15/2017 (b)(c)(d)	250,000	250,312
Seventy Seven Operating LLC,
6.625%, 11/15/2019	200,000	206,500
SM Energy Co., 6.625%, 02/15/2019	500,000	521,250
Trinidad Drilling Ltd.,
7.875%, 01/15/2019 (c)(d)	500,000	519,688
WPX Energy, Inc., 5.25%, 01/15/2017	150,000	156,750
		3,780,375

Packaging – 4.07%
Ardagh Packaging Finance PLC/
Ardagh MP Holdings USA, Inc.,
3.234%, 12/15/2019 (a)(c)(d)	400,000	388,500
Beverage Packaging Holdings
Luxembourg II SA/Beverage Packaging
Holdings II Issuer, Inc.
5.625%, 12/15/2016 (c)(d)	150,000	149,250
6.00%, 06/15/2017 (c)(d)	50,000	49,375

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
September 30, 2014

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 82.12% – Continued

Packaging – 4.07% – Continued
Exopack Holding Corp.,
10.00%, 06/01/2018 (d)	$204,000	$220,065
Greif, Inc., 6.75%, 02/01/2017	250,000	270,625
Owens-Brockway Glass Container, Inc.,
7.375%, 05/15/2016	250,000	268,750
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer Lu
8.50%, 05/15/2018	100,000	103,625
7.875%, 08/15/2019	500,000	532,500
Sealed Air Corp., 8.125%, 09/15/2019 (d)	500,000	542,500
		2,525,190

Steel Producers & Products – 0.55%
ArcelorMittal, 9.50%, 02/15/2015 (b)(c)	200,000	206,000
United States Steel Corp.,
6.05%, 06/01/2017	125,000	133,437
		339,437

Support – Services – 4.80%
Alliance Data Systems Corp.,
5.25%, 12/01/2017 (d)	543,000	552,502
Avis Budget Car Rental LLC/
Avis Budget Finance, Inc.,
4.875%, 11/15/2017	350,000	358,750
Carlson Travel Holdings, Inc.,
7.50%, 08/15/2019 (d)	200,000	202,500
Hertz Corp., 6.75%, 04/15/2019	475,000	492,219
Interactive Data Corp.,
5.875%, 04/15/2019 (d)	150,000	150,187
Iron Mountain, Inc., 7.75%, 10/01/2019	250,000	268,125
Safway Group Holdings,
7.00%, 05/15/2018 (d)	350,000	357,875
ServiceMaster Co., 8.00%, 02/15/2020	400,000	425,000
TransUnion Holding Company, Inc.,
9.625%, 06/15/2018	100,000	103,250
West Corp., 7.875%, 01/15/2019	60,000	62,738
		2,973,146

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
September 30, 2014

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 82.12% – Continued

Technology – 3.21%
CDW LLC/CDW Finance Corp.,
8.50%, 04/01/2019	$449,000	$478,185
First Data Corp., 7.375%, 06/15/2019 (d)	450,000	474,795
iGATE Corp., 4.75%, 04/15/2019 (d)	100,000	97,500
Infor (US), Inc.
11.50%, 07/15/2018	175,000	195,125
9.375%, 04/01/2019	325,000	352,219
SunGard Data Systems, Inc.
7.375%, 11/15/2018	99,000	102,094
7.625%, 11/15/2020	175,000	183,750
Syniverse Holdings, Inc.,
9.125%, 01/15/2019	100,000	105,250
		1,988,918

Telecommunications – Satellites – 2.10%
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (c)	450,000	474,188
8.50%, 11/01/2019 (c)	200,000	209,685
Telesat Canada/Telesat LLC,
6.00%, 05/15/2017 (c)(d)	600,000	614,550
		1,298,423

Telecommunications – Wireline/Wireless – 7.11%
CenturyLink, Inc., 6.00%, 04/01/2017	100,000	107,925
Cincinnati Bell, Inc., 8.75%, 03/15/2018	120,000	124,680
Frontier Communications Corp.,
8.25%, 04/15/2017	225,000	250,875
Level 3 Financing, Inc.
3.823%, 01/15/2018 (a)(d)	150,000	148,357
9.375%, 04/01/2019	200,000	214,750
8.125%, 07/01/2019	225,000	240,750
MetroPCS Wireless, Inc.,
7.875%, 09/01/2018	75,000	77,991
Numericable Group SA,
4.875%, 05/15/2019 (c)(d)	200,000	198,250
Paetec Holding Corp., 9.875%, 12/01/2018	750,000	795,750

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
September 30, 2014

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 82.12% – Continued

Telecommunications – Wireline/Wireless – 7.11% – Continued
SBA Communications Corp.,
5.625%, 10/01/2019	$300,000	$306,000
Sprint Communications, Inc.
6.00%, 12/01/2016	100,000	105,375
9.125%, 03/01/2017	175,000	197,750
8.375%, 08/15/2017	300,000	336,375
6.90%, 05/01/2019	200,000	211,250
T-Mobile USA, Inc., 6.464%, 04/28/2019	425,000	442,531
Windstream Corp., 7.875%, 11/01/2017	100,000	111,375
Zayo Group LLC/Zayo Capital, Inc.,
8.125%, 01/01/2020	500,000	538,125
		4,408,109

Utilities – Electric – 1.84%
AES Corp.
7.75%, 10/15/2015	55,000	58,162
8.00%, 10/15/2017	200,000	225,000
3.234%, 06/01/2019 (a)	150,000	148,125
Ipalco Enterprises, Inc.,
7.25%, 04/01/2016 (d)	125,000	134,063
NRG Energy, Inc.
7.625%, 01/15/2018	300,000	330,750
8.25%, 09/01/2020	225,000	242,156
		1,138,256

Utilities – Gas – 5.56%
AmeriGas Partners LP/
AmeriGas Finance Corp.,
6.25%, 08/20/2019	575,000	593,688
Crestwood Midstream Partners,
7.75%, 04/01/2019	550,000	578,875
Genesis Energy LP/
Genesis Energy Finance Corp.,
7.875%, 12/15/2018	425,000	444,125
NGL Energy Partners LP/
NGL Energy Finance Corp.,
5.125%, 07/15/2019 (d)	300,000	294,375

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
September 30, 2014

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 82.12% – Continued

Utilities – Gas – 5.56% – Continued
NuStar Logistics LP, 7.65%, 04/15/2018 (b)	$350,000	$399,875
Regency Energy Partners LP/
Regency Energy Finance Corp.
6.875%, 12/01/2018	100,000	104,125
8.375%, 06/01/2019 (d)	525,000	559,125
Suburban Propane Partners LP/
Suburban Energy Finance Corp.,
7.375%, 03/15/2020	300,000	315,000
Targa Resources Partners LP/
Targa Resources Partners Finance Corp.,
7.875%, 10/15/2018	150,000	156,656
		3,445,844
TOTAL CORPORATE BONDS
(Cost $51,323,854)		50,884,322

	Shares

SHORT-TERM INVESTMENTS – 2.48%

Money Market Funds – 2.48%
Fidelity Government Portfolio –
Institutional Class, 0.01% (e)	1,533,580	1,533,580
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,533,580)		1,533,580
Total Investments (Cost $61,342,241) – 98.29%		60,898,457
Other Assets in Excess of Liabilities – 1.71%		1,059,614
TOTAL NET ASSETS – 100.00%		$61,958,071

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of September 30, 2014.
(b)	Represents a step bond. The rate shown represents the rate as of September 30, 2014.
(c)	U.S. traded security of a foreign issuer.
(d)
Rule 144a Security which is restricted as to resale to institutional investors.  The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.  As of September 30, 2014 the value of these investments as $14,395,549 or 23.23% of net assets.

(e)	Rate shown is the 7-day yield as of September 30, 2014.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2014

ASSETS:
Investments, at value (cost $61,342,241)	$60,898,457
Cash	49,641
Interest receivable	1,064,918
Receivable for fund shares sold	559,291
Receivable for securities sold	147,592
Receivable from Adviser	4,721
Prepaid expenses and other assets	25,985
Total Assets	62,750,605
LIABILITIES:
Fund shares redeemed	182,580
Payable for securities purchased	495,000
Distributions payable	23,824
Distribution fees payable	9,973
Accrued administration and accounting expenses	32,682
Accrued custody expenses	6,063
Accrued compliance fees	1,489
Payable to trustees	1,240
Accrued service fees	923
Accrued transfer agent fees and expenses	12,036
Other accrued expenses and other liabilities	26,724
Total Liabilities	792,534
NET ASSETS	$61,958,071
NET ASSETS CONSIST OF:
Capital stock	$62,250,838
Accumulated net investment loss	21,541
Accumulated net realized gain on investments	129,476
Unrealized net depreciation on investments	(443,784)
Total Net Assets	$61,958,071

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF ASSETS AND LIABILITIES – Continued
September 30, 2014

NET ASSETS

Class A:
Net assets applicable to outstanding Class A shares	$658,253
Shares issued and outstanding (unlimited number
of beneficial interest authorized, $0.01 par value)	65,193
Net asset value, redemption price per share	$10.10
Maximum offering price per share
(net asset value divided by 97.00%)	$10.41

Class C:
Net assets applicable to outstanding Class C shares	$2,086,357
Shares issued and outstanding (unlimited number
of beneficial interest authorized, $0.01 par value)	207,047
Net asset value, offering price and redemption price per share	$10.08

Class F:
Net assets applicable to outstanding Class F shares	$8,286,500
Shares issued and outstanding (unlimited number
of beneficial interest authorized, $0.01 par value)	822,469
Net asset value, offering price and redemption price per share	$10.08

Institutional Class:
Net assets applicable to outstanding Institutional Class shares	$50,926,961
Shares issued and outstanding (unlimited number
of beneficial interest authorized, $0.01 par value)	5,050,542
Net asset value, offering price and redemption price per share	$10.08

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2014

INVESTMENT INCOME:
Interest income	$1,450,814
Consent and term loan fee income	6,789
Total investment income	1,457,603

EXPENSES:
Investment advisory fees (Note 4)	206,551
Distribution fees – Class A (Note 5)	5,090
Distribution fees – Class C (Note 5)	4,776
Service fees – Class A (Note 6)	2,036
Service fees – Class C (Note 6)	478
Service fees – Class F (Note 6)	529
Administration and accounting fees (Note 4)	175,464
Transfer agent fees and expenses (Note 4)	66,823
Federal and state registration fees	62,099
Audit fees	22,622
Custody fees (Note 4)	15,699
Chief Compliance Officer fees and expenses (Note 4)	9,257
Trustees’ fees and expenses	6,627
Legal fees	3,501
Insurance expense	2,752
Other expenses	23,521
Total expenses before reimbursement from Adviser	607,825
Expense reimbursement from Adviser (Note 4)	(350,708)
Net expenses	257,117
NET INVESTMENT INCOME	1,200,486
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	171,518
Change in unrealized appreciation (depreciation) on investments	(574,166)
Net realized and unrealized gain (loss) on investments	(402,648)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$797,838

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

		October 31, 2012
	Year Ended	through
	September 30,	September 30,
	2014(2)	2013(1)
OPERATIONS:
Net investment income	$1,200,486	$561,260
Net realized gain on investments	171,518	50,156
Change in unrealized appreciation (depreciation)
on securities	(574,166)	130,382
Net increase in net assets resulting from operations	797,838	741,798

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(51,052)	(2,450)
Class C	(11,371)	—
Class F	(23,980)	(126)
Institutional Class	(1,198,572)	(556,735)
Net realized gain:
Class A	(75)	—
Class C	—	—
Class F	(11)	—
Institutional Class	(33,955)	—
Total distributions	(1,319,016)	(559,311)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	9,642,191	222,889
Class C	2,169,908	—
Class F	9,380,284	10,000
Institutional Class	31,821,644	33,527,512
Proceeds from shares issued to holders
in reinvestment of dividends:
Class A	50,992	2,450
Class C	11,371	—
Class F	23,990	126
Institutional Class	918,635	486,966
Cost of shares redeemed:
Class A	(9,058,715)	(152,652)
Class C	(66,009)	—
Class F	(1,054,221)	—
Institutional Class	(9,989,692)	(5,650,919)

(1)	Commencement of operations of the Class A & Institutional Class was October 31, 2012 and Class F was May 17, 2013.
(2)	Commencement of operations of the Class C was January 28, 2014.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS – Continued

		October 31, 2012
	Year Ended	through
	September 30,	September 30,
	2014(2)	2013(1)
CAPITAL SHARE TRANSACTIONS – Continued:
Redemption fees retained:
Class A	$1	$—
Class C	—	—
Class F	—	—
Institutional Class	7	4
Net increase in net assets derived from
capital share transactions	33,850,386	28,446,376
TOTAL INCREASE IN NET ASSETS	33,329,208	28,628,863
NET ASSETS:
Beginning of period	28,628,863	—
End of period	$61,958,071	$28,628,863
Accumulated net investment
income (loss), end of period	$21,541	$71,473

CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class A	943,338	21,950
Class C	212,410	—
Class F	922,869	984
Institutional Class	3,116,722	3,330,721
Shares issued to holders as reinvestment of dividends:
Class A	5,004	243
Class C	1,120	—
Class F	2,378	13
Institutional Class	90,176	48,280
Shares redeemed:
Class A	(890,288)	(15,054)
Class C	(6,483)	—
Class F	(103,775)	—
Institutional Class	(978,091)	(557,266)
Net increase in shares outstanding	3,315,380	2,829,871

(1)	Commencement of operations of the Class A & Institutional Class was October 31, 2012 and Class F was May 17, 2013.
(2)	Commencement of operations of the Class C was January 28, 2014.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class A
		October 31, 2012*
	Year Ended	through
	September 30,	September 30,
	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$10.12	$10.00

Income from investment operations:
Net investment income	0.30	0.25
Net realized and unrealized
gains (losses) on securities	(0.01)	0.13
Total from investment operations	0.29	0.38

Less Distributions:
Dividends from net investment income	(0.30)	(0.26)
Dividends from net realized gains	(0.01)	—
Total distributions	(0.31)	(0.26)

Net asset value, end of period	$10.10	$10.12

TOTAL RETURN	2.92%	3.79	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$658	$72
Ratio of expenses to average net assets:
Before advisory fee waiver	1.73%	2.34	%‡
After advisory fee waiver	1.00%	1.00	%‡
Ratio of net investment income to average net assets:
Before advisory fee waiver	1.84%	1.56	%‡
After advisory fee waiver	2.56%	2.90	%‡
Portfolio turnover rate	57%	78	%†

*	Commencement of operations for Class A shares was October 31, 2012.
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

Class C
	January 28, 2014*
	through
	September 30, 2014
PER SHARE DATA:
Net asset value, beginning of period	$10.23

Income from investment operations:
Net investment income	0.18
Net realized and unrealized
gains (losses) on securities	(0.14)
Total from investment operations	0.04

Less Distributions:
Dividends from net investment income	(0.19)
Total distributions	(0.19)

Net asset value, end of period	$10.08

TOTAL RETURN	0.38	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$2,086
Ratio of expenses to average net assets:
Before advisory fee waiver	2.49	%‡
After advisory fee waiver	1.75	%‡
Ratio of net investment income to average net assets:
Before advisory fee waiver	1.24	%‡
After advisory fee waiver	1.98	%‡
Portfolio turnover rate	57	%†

*	Commencement of operations for Class C shares was January 28, 2014.
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class F
		May 17, 2013*
	Year Ended	through
	September 30,	September 30,
	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$10.11	$10.16

Income from investment operations:
Net investment income	0.32	0.12
Net realized and unrealized gains on securities	—	(0.04)
Total from investment operations	0.32	0.08

Less Distributions:
Dividends from net investment income	(0.34)	(0.13)
Dividends from net realized gains	(0.01)	—
Total distributions	(0.35)	(0.13)

Net asset value, end of period	$10.08	$10.11

TOTAL RETURN	3.22%	0.77	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$8,287	$10
Ratio of expenses to average net assets:
Before advisory fee waiver	1.55%	2.06	%‡
After advisory fee waiver	0.75%	0.75	%‡
Ratio of net investment income to average net assets:
Before advisory fee waiver	2.64%	1.83	%‡
After advisory fee waiver	3.44%	3.14	%‡
Portfolio turnover rate	57%	78	%†

*	Commencement of operations for Class F shares was May 17, 2013.
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Institutional Class
		October 31, 2012*
	Year Ended	through
	September 30,	September 30,
	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$10.12	$10.00

Income from investment operations:
Net investment income	0.32	0.29
Net realized and unrealized gains on securities	—	0.12
Total from investment operations	0.32	0.41

Less Distributions:
Dividends from net investment income	(0.35)	(0.29)
Dividends from net realized gains	(0.01)	—
Total distributions	(0.36)	(0.29)

Net asset value, end of period	$10.08	$10.12

TOTAL RETURN	3.21%	4.12	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$50,927	$28,547
Ratio of expenses to average net assets:
Before advisory fee waiver	1.60%	2.00	%‡
After advisory fee waiver	0.65%	0.65	%‡
Ratio of net investment income to average net assets:
Before advisory fee waiver	2.30%	1.83	%‡
After advisory fee waiver	3.25%	3.18	%‡
Portfolio turnover rate	57%	78	%†

*	Commencement of operations for Institutional Class shares was October 31, 2012.
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS
September 30, 2014
NOTE 1 – ORGANIZATION

The Shenkman Short Duration High Income Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund commenced operations on October 31, 2012.  The primary investment objective of the Fund is to seek a high level of current income.  Currently, the Fund offers the Class A, Class C, Class F, and Institutional Class shares.  Class F shares became available for purchase on May 17, 2013, while Class C shares became available for purchase on January 28, 2014.  Each class of shares differs principally in its respective distribution expenses and sales charges.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken on returns for the Fund’s open tax year ended 2013, or expected to be taken in the Fund’s 2014 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Securities Transactions, Income, and Distributions – Securities transactions are accounted for on the trade date.  Securities sold are determined on a specific identification process.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.  Dividend income

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2014

and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon its relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to the Fund are typically allocated among the Funds proportionately based on allocation methods approved by the Board of Trustees (the “Board”).

Securities Purchased on a When-Issued Basis – The Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Redemption Fees – The Shenkman Short Duration High Income Fund charges a 1% redemption fee to shareholders who redeem shared held for 30 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2014

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of September 30, 2014, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Derivatives – The Fund has adopted the financial account reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s result of operations and financial position.  During the year ended September 30, 2014 the Fund did not hold any derivative instruments.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended September 30, 2014, the Fund made the following permanent tax adjustments on the Statement of Assets & Liabilities:

Undistributed Net	Accumulated
Investment	Net Realized	Paid In
Income/(Loss)	Gain/(Loss)	Capital
$34,557	$(34,557)	$—

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2014

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans.  These securities will generally be classified in Level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in Level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2014

registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of September 30, 2014, Shenkman Capital Management, Inc. (the “Adviser”) has determined that all Rule 144A securities held by the Fund are considered liquid.  See the Schedule of Investments for additional information.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan Obligations	$—	$8,480,555	$—	$8,480,555
Corporate Bonds	—	50,884,322	—	50,884,322
Total Fixed Income	—	59,364,877	—	59,364,877
Short-Term Investments	1,533,580	—	—	1,533,580
Total Investments	$1,533,580	$59,364,877	$—	$60,898,457

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2014

Refer to the Fund’s Schedule of Investment for a detailed break-out of securities.  Transfers between levels are recognized at September 30, 2014, the end of the reporting period.  The Fund recognized no transfers between levels. There were no Level 3 securities held in the Fund during the period ended September 30, 2014.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory agreement with Shenkman Capital Management, Inc. pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, Shenkman Capital Management, Inc. is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets.  For the year ended September 30, 2014, the Fund incurred $206,551 in advisory fees.  Advisory fees due from Adviser at September 30, 2014 were $4,721.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest, dividends in securities sold short, and extraordinary expenses) to the following amounts of the average daily net assets for each class of shares:

Class A	1.00%
Class C	1.75%
Class F	0.75%
Institutional Class	0.65%

Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended September 30, 2014, the Adviser reduced its fees and reimbursed Fund expenses in the amount of $350,708.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2014

Year	Amount
2016	$238,526
2017	$350,708
$589,234

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Fund.  U.S. Bank N.A. an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.  For the year ended September 30, 2014, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

Administration & accounting	$175,464
Custody	$15,699
Transfer agency(a)	$59,117
Chief Compliance Officer	$9,257

(a)	Does not include out-of-pocket expenses

At September 30, 2014, the Fund had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & accounting	$32,682
Custody	$6,063
Transfer agency(a)	$10,707
Chief Compliance Officer	$1,489

(a)	Does not include out-of-pocket expenses

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares and up to 1.00% of the average net assets of the Fund’s Class C shares.  The expenses covered by the Plan may include the cost in

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2014

connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended September 30, 2014, the Fund incurred distribution expenses on their Class A and Class C shares of $5,090 and $4,776, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Fund entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Fund may pay servicing fees at an annual rate of 0.10% of the average daily net assets of the Class A, Class C, and Class F shares.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the year ended September 30, 2014, the Class A, Class C and Class F shares incurred $2,036, $478 and $529, respectively, in shareholder servicing fees.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended September 30, 2014, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were $54,519,475 and $20,696,437. There were no purchases or sales of U.S. government obligations during the year ended September 30, 2014.

NOTE 8 – LINE OF CREDIT

The Shenkman Short Duration High Income Fund has a $2,000,000 line of credit intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with its custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate.  During the year ended September 30, 2014, the Fund had an outstanding average daily balance and

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
September 30, 2014

a weighted average interest rate of $3,101 and 3.25%, respectively.  The maximum amount outstanding for the Fund during the year was $384,000.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2014, the components of accumulated earnings/(losses) on a tax basis were as follows:

Shenkman Short
Duration High
Income Fund
Cost of investments (a)	$61,342,198
Gross unrealized appreciation	150,416
Gross unrealized depreciation	(594,157)
Net unrealized appreciation	(443,741)
Undistributed ordinary income	150,974
Undistributed long-term capital gain	—
Total distributable earnings	150,974
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$(292,767)

(a)	The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales adjustments.

At September 30, 2014, the Shenkman Short Duration High Income Fund had no tax basis capital losses to offset future capital gains.  Additionally, the Fund had no post-October capital losses.

The tax character of distributions paid during the period ended September 30, 2014 and September 30, 2013 were as follows:

	Year Ended	Period Ended
	September 30, 2014	September 30, 2013
Ordinary income	$1,319,016	$559,311
Total distributions paid	$1,319,016	$559,311

SHENKMAN SHORT DURATION HIGH INCOME FUND

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of:
Shenkman Short Duration High Income Fund

We have audited the accompanying statement of assets and liabilities of the Shenkman Short Duration High Income Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of September 30, 2014, the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the year then ended and for the period October 31, 2012 (commencement of operations) through September 30, 2013.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Shenkman Short Duration High Income Fund, as of September 30, 2014, and the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year then ended and for the period October 31, 2012 (commencement of operations) through September 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 26, 2014

SHENKMAN SHORT DURATION HIGH INCOME FUND

INFORMATION ABOUT TRUSTEES AND OFFICERS
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Independent Trustees(1)

Number
of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held
Name, Address	with the	of Time	During Past	by	During Past
and Age	Trust	Served	Five Years	Trustee(2)	Five Years(3)

Gail S. Duree	Trustee	Indefinite	Director, Alpha	2	Trustee,
(age 68)		term	Gamma Delta		Advisors
615 E. Michigan St.		since	Housing		Series Trust
Milwaukee, WI		March	Corporation		(for series
53202		2014.	(collegiate		not affiliated
			housing		with the
			management)		Fund);
			(2012 to present);		Independent
			Trustee and Chair		Trustee from
			(2000 to 2012),		1999 to
			New Covenant		2012, New
			Mutual Funds		Covenant
			(1999-2012);		Mutual
			Director and		Funds.
Board Member,
Alpha Gamma
Delta Foundation
(philanthropic
organization)
(2005 to 2011).

Donald E. O’Connor	Trustee	Indefinite	Retired; former	2	Trustee,
(age 78)		term	Financial		Advisors
615 E. Michigan St.		since	Consultant		Series Trust
Milwaukee, WI		February	and former		(for series
53202		1997.	Executive Vice		not affiliated
			President and		with the
			Chief Operating		Fund);
			Officer of		Trustee, The
			ICI Mutual		Forward
			Insurance		Funds (33
			Company (until		portfolios).
January 1997).

SHENKMAN SHORT DURATION HIGH INCOME FUND

INFORMATION ABOUT TRUSTEES AND OFFICERS – Continued
(Unaudited)

Number
of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held
Name, Address	with the	of Time	During Past	by	During Past
and Age	Trust	Served	Five Years	Trustee(2)	Five Years(3)

George J. Rebhan	Trustee	Indefinite	Retired;	2	Trustee,
(age 80)		term	formerly		Advisors
615 E. Michigan St.		since	President,		Series Trust
Milwaukee, WI		May	Hotchkis and		(for series
53202		2002.	Wiley Funds		not affiliated
			(mutual funds)		with the
			(1985 to 1993).		Fund);
Independent
Trustee from
1999 to
2009,
E*TRADE
Funds.

George T. Wofford	Trustee	Indefinite	Retired;	2	Trustee,
(age 74)		term	formerly Senior		Advisors
615 E. Michigan St.		since	Vice President,		Series Trust
Milwaukee, WI		February	Federal Home		(for series
53202		1997.	Loan Bank of		not affiliated
			San Francisco.		with the
Fund).

Interested Trustee

Joe D. Redwine(4)	Interested	Indefinite	President, CEO,	2	Trustee,
(age 67)	Trustee	term	U.S. Bancorp		Advisors
615 E. Michigan St.		since	Fund Services,		Series Trust
Milwaukee, WI		September	LLC (May 1991		(for series
53202		2008.	to present).		not affiliated
with the
Fund).

SHENKMAN SHORT DURATION HIGH INCOME FUND

INFORMATION ABOUT TRUSTEES AND OFFICERS – Continued
(Unaudited)

Officers

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Joe D. Redwine	Chairman	Indefinite	President, CEO, U.S. Bancorp Fund
(age 67)	and Chief	term	Services, LLC (May 1991 to present).
615 E. Michigan St.	Executive	since
Milwaukee, WI	Officer	September
53202		2007.

Douglas G. Hess	President	Indefinite	Senior Vice President, Compliance and
(age 47)	and	term	Administration, U.S. Bancorp Fund
615 E. Michigan St.	Principal	since	Services, LLC (March 1997 to present).
Milwaukee, WI	Executive	June
53202	Officer	2003.

Cheryl L. King	Treasurer	Indefinite	Vice President, Compliance and
(age 53)	and	term	Administration, U.S. Bancorp Fund
615 E. Michigan St.	Principal	since	Services, LLC (October 1998 to present).
Milwaukee, WI	Financial	December
53202	Officer	2007.

Kevin J. Hayden	Assistant	Indefinite	Assistant Vice President, Compliance
(age 43)	Treasurer	term	and Administration, U.S. Bancorp Fund
615 E. Michigan St.		since	Services, LLC (June 2005 to present).
Milwaukee, WI		September
53202		2013.

Albert Sosa	Assistant	Indefinite	Assistant Vice President, Compliance
(age 43)	Treasurer	term	and Administration, U.S. Bancorp Fund
615 E. Michigan St.		since	Services, LLC (June 2004 to present).
Milwaukee, WI		September
53202		2013.

Michael L. Ceccato	Vice	Indefinite	Senior Vice President, U.S. Bancorp
(age 57)	President,	term	Fund Services, LLC (February
615 E. Michigan St.	Chief	since	2008 to present).
Milwaukee, WI	Compliance	September
53202	Officer and	2009.
AML Officer

SHENKMAN SHORT DURATION HIGH INCOME FUND

INFORMATION ABOUT TRUSTEES AND OFFICERS – Continued
(Unaudited)

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Jeanine M.	Secretary	Indefinite	Senior Vice President and Counsel,
Bajczyk, Esq.		term	U.S. Bancorp Fund Services, LLC
(age 49)		since	(May 2006 to present).
615 E. Michigan St.		June
Milwaukee, WI		2007.
53202

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of September 30, 2014, the Trust is comprised of 43 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-877-522-8860.

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTICE TO SHAREHOLDERS
September 30, 2014

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2014

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2014 is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562). Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-SHENKMAN (1-855-743-6562).

Householding

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-SHENKMAN (1-855-743-6562) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Federal Tax Distribution Information (Unaudited)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was as follows:

Shenkman Short Duration High Income Fund	3.00%

SHENKMAN SHORT DURATION HIGH INCOME FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Shenkman Capital Management, Inc.
461 Fifth Avenue, 22nd Floor
New York, NY  10017

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 273-8635

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022-3205

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Gail S. Duree is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2014	FYE 9/30/2013
Audit Fees	$19,900	$12,300
Audit-Related Fees	N/A	N/A
Tax Fees	$3,200	$3,100
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2014	FYE 9/30/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2014	FYE 9/30/2013
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/Douglas G. Hess
Douglas G. Hess, President

Date     December 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Douglas G. Hess
Douglas G. Hess, President

Date     December 8, 2014

By (Signature and Title)*    /s/Cheryl L. King
Cheryl L. King, Treasurer

Date     December 8, 2014

* Print the name and title of each signing officer under his or her signature.